Acquisitions, investments purchases of intangible assets, divestitures and sale of debt securities - Acquisitions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisitions, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities
Acquisitions, investments and purchase of intangible assets, total purchase consideration	€ 628,411	€ 406,644	€ 2,297,173
Cash consideration, net of cash acquired	563,252	355,386	2,232,671
Assumed obligations and non-cash consideration	65,159	51,258	64,502
Acquisitions
Total acquisitions	389,965	265,612	2,224,599
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	324,806	214,836	2,160,097
Assumed obligations and non-cash consideration	65,159	50,776	€ 64,502
Goodwill	444,835	€ 258,544
Intangible assets acquired	7,398
Net income of acquiree since acquisition date	3,182
Revenue of acquiree since acquisition date	88,252
Increase in assets as a result of business combinations	€ 547,146